CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Assets:
Cash and due from banks	¥ 1,322,597	¥ 1,528,306
Interest-bearing deposits in other banks	35,327,408	27,852,853
Call loans and funds sold	893,545	444,115
Receivables under resale agreements (Note 28)	7,805,643	8,582,026
Receivables under securities borrowing transactions (Note 28)	3,407,391	4,059,341
Trading account assets	30,020,743	29,416,024
Investments:
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥776,660 million in 2015 and ¥513,054 million in 2016)	25,452,525	27,070,710
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,272,433 million in 2015 and ¥1,238,965 million in 2016)	4,818,961	5,647,341
Other investments	613,446	697,687
Loans (Notes 4, 5, 8 and 27)	77,555,369	78,048,276
Allowance for loan losses	(451,247)	(520,259)
Loans, net of allowance	77,104,122	77,528,017
Premises and equipment-net (Note 6)	1,837,990	1,632,485
Due from customers on acceptances	109,567	139,011
Accrued income	274,226	280,010
Goodwill (Note 7)	19,097	11,703
Intangible assets (Note 7)	48,651	53,580
Deferred tax assets (Note 19)	57,349	57,921
Other	4,702,285	5,118,604
Total	193,815,546	190,119,734
Liabilities and equity:
Noninterest-bearing deposits	16,108,032	13,576,340
Interest-bearing deposits	79,596,483	78,187,584
Noninterest-bearing deposits	1,601,417	1,358,121
Interest-bearing deposits	20,631,790	21,084,396
Due to trust accounts (Note 10)	4,467,305	1,241,101
Call money and funds purchased	2,521,009	5,091,198
Payables under repurchase agreements (Notes 28 and 29)	16,833,263	19,612,021
Payables under securities lending transactions (Notes 28 and 29)	2,844,653	2,462,315
Other short-term borrowings	2,080,039	1,582,597
Trading account liabilities	17,111,142	16,471,857
Bank acceptances outstanding	109,567	139,011
Income taxes payable	96,710	158,748
Deferred tax liabilities (Note 19)	201,859	293,956
Accrued expenses	181,441	153,541
Long-term debt	14,770,922	14,582,241
Other	6,476,723	5,934,863
Total	185,632,355	181,929,890
Commitments and contingencies (Note 23)
MHFG shareholders' equity:
Preferred stock (Note 13)	98,924	213,121
Common stock (Note 14)-no par value, authorized 48,000,000,000 shares in 2015 and 2016, and issued 24,621,897,967 shares in 2015, and 25,030,525,657 shares in 2016	5,703,144	5,590,396
Retained earnings	746,785	89,432
Accumulated other comprehensive income, net of tax (Note 16)	1,469,308	2,041,005
Less: Treasury stock, at cost-Common stock 11,649,262 shares in 2015, and 10,929,211 shares in 2016	(3,610)	(3,616)
Total MHFG shareholders' equity	8,014,551	7,930,338
Noncontrolling interests	168,640	259,506
Total equity	8,183,191	8,189,844
Total	193,815,546	190,119,734
Consolidated VIEs
Assets:
Cash and due from banks	51,304	79,408
Interest-bearing deposits in other banks	85,976	12,267
Trading account assets	1,639,050	1,877,877
Investments:
Investments	40,732	47,505
Loans, net of allowance	2,255,409	2,817,142
Other	620,008	1,050,504
Total	4,692,479	5,884,703
Liabilities and equity:
Other short-term borrowings	292,614	311,334
Trading account liabilities		2,293
Long-term debt	411,679	250,448
Other	967,141	1,492,914
Total	¥ 1,671,434	¥ 2,056,989